Insurance (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	$ 5,084	$ 1,248	$ 1,065
Acquisitions		3,108
Incurred guaranteed benefits	1,061	820	384
Paid guaranteed benefits	(147)	(92)	(201)
Balance at December 31,	5,998	5,084	1,248
Ceded [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	771	310	178
Acquisitions		30
Incurred guaranteed benefits	80	446	160
Paid guaranteed benefits	(20)	(15)	(28)
Balance at December 31,	831	771	310
Net [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	4,313	938	887
Acquisitions		3,078
Incurred guaranteed benefits	981	374	224
Paid guaranteed benefits	(127)	(77)	(173)
Balance at December 31,	5,167	4,313	938
Annuity Contract [Member] | Guaranteed Death Benefits [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	272	168	251
Acquisitions		46
Incurred guaranteed benefits	273	149	118
Paid guaranteed benefits	(113)	(91)	(201)
Balance at December 31,	432	272	168
Annuity Contract [Member] | Guaranteed Annuitization Benefits [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	623	402	403
Acquisitions		110
Incurred guaranteed benefits	269	111	(1)
Paid guaranteed benefits	(10)	0	0
Balance at December 31,	882	623	402
Annuity Contract [Member] | Ceded [Member] | Guaranteed Death Benefits [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	39	6	8
Acquisitions		30
Incurred guaranteed benefits	35	18	26
Paid guaranteed benefits	(20)	(15)	(28)
Balance at December 31,	54	39	6
Annuity Contract [Member] | Ceded [Member] | Guaranteed Annuitization Benefits [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	(1)	0	0
Acquisitions		0
Incurred guaranteed benefits	9	(1)	0
Paid guaranteed benefits	0	0	0
Balance at December 31,	8	(1)	0
Annuity Contract [Member] | Net [Member] | Guaranteed Death Benefits [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	233	162	243
Acquisitions		16
Incurred guaranteed benefits	238	131	92
Paid guaranteed benefits	(93)	(76)	(173)
Balance at December 31,	378	233	162
Annuity Contract [Member] | Net [Member] | Guaranteed Annuitization Benefits [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	624	402	403
Acquisitions		110
Incurred guaranteed benefits	260	112	(1)
Paid guaranteed benefits	(10)	0	0
Balance at December 31,	874	624	402
Universal and Variable Life Contracts [Member] | Secondary Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	3,991	504	271
Acquisitions		2,952
Incurred guaranteed benefits	496	536	233
Paid guaranteed benefits	(24)	(1)	0
Balance at December 31,	4,463	3,991	504
Universal and Variable Life Contracts [Member] | Paid-Up Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	198	174	140
Acquisitions		0
Incurred guaranteed benefits	23	24	34
Paid guaranteed benefits	0	0	0
Balance at December 31,	221	198	174
Universal and Variable Life Contracts [Member] | Ceded [Member] | Secondary Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	594	182	80
Acquisitions		0
Incurred guaranteed benefits	20	412	102
Paid guaranteed benefits	0	0	0
Balance at December 31,	614	594	182
Universal and Variable Life Contracts [Member] | Ceded [Member] | Paid-Up Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	139	122	90
Acquisitions		0
Incurred guaranteed benefits	16	17	32
Paid guaranteed benefits	0	0	0
Balance at December 31,	155	139	122
Universal and Variable Life Contracts [Member] | Net [Member] | Secondary Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	3,397	322	191
Acquisitions		2,952
Incurred guaranteed benefits	476	124	131
Paid guaranteed benefits	(24)	(1)	0
Balance at December 31,	3,849	3,397	322
Universal and Variable Life Contracts [Member] | Net [Member] | Paid-Up Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	59	52	50
Acquisitions		0
Incurred guaranteed benefits	7	7	2
Paid guaranteed benefits	0	0	0
Balance at December 31,	$ 66	$ 59	$ 52